UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07723

Eaton Vance Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

2

Worldwide Health Sciences Portfolio                                                                                       as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.71%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 7.83% (1)
Novartis AG	2,934,000	$171,540,896	7.83%
		$171,540,896	7.83%
Major Capitalization-Far East — 14.22% (1)
Astellas Pharma, Inc.	2,698,000	117,714,051	5.37%
Chugai Pharmaceuticals Co., Ltd.	4,400,000	89,585,858	4.09%
Takeda Pharmaceutical Co., Ltd.	1,600,000	104,371,396	4.76%
		$311,671,305	14.22%
Major Capitalization-North America — 40.10% (1)
Amgen, Inc. (2)	2,110,000	149,810,000	6.84%
Genentech, Inc. (2)	1,900,000	155,325,000	7.09%
Genzyme Corp. (2)	1,900,000	122,360,000	5.58%
Lilly (Eli) & Co.	703,900	37,722,001	1.72%
Medimmune, Inc. (2)	3,700,000	120,953,000	5.52%
Pfizer, Inc.	3,124,000	85,878,760	3.92%
Schering-Plough Corp.	4,700,000	103,447,000	4.72%
Wyeth	2,138,500	103,246,780	4.71%
		$878,742,541	40.10%
Specialty Capitalization-North America — 32.56%
Affymetrix, Inc. (2)	1,825,000	46,172,500	2.11%
Align Technology, Inc. (2)	1,681,600	22,079,408	1.01%
BioMarin Pharmaceutical, Inc. (2)	3,100,000	53,041,000	2.42%
Cephalon, Inc. (2)	623,300	46,660,238	2.13%
Endo Pharmaceuticals Holdings, Inc. (2)	840,000	22,772,400	1.04%
EPIX Pharmaceuticals, Inc. (2)(3)(4)	286,420	1,319,263	0.06%
Exelixis, Inc. (2)	3,100,000	26,722,000	1.22%
Gen-Probe, Inc. (2)	1,900,000	92,606,000	4.23%
Given Imaging, Ltd. (2)(3)	278,900	6,188,791	0.28%
LifeCell Corp. (2)	1,965,000	42,856,650	1.95%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	43,416,000	1.98%
Millennium Pharmaceuticals, Inc. (2)	7,600,000	85,500,000	3.90%
NPS Pharmaceuticals, Inc. (2)	3,149,500	16,125,440	0.73%
OSI Pharmaceuticals, Inc. (2)	1,278,000	46,877,040	2.14%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	2,390,300	0.11%
St. Jude Medical, Inc. (2)	1,030,000	38,388,100	1.75%

Tanox, Inc. (2)	977,800	$19,194,214	0.88%
Vertex Pharmaceuticals, Inc. (2)	2,285,000	101,225,500	4.62%
		$713,534,844	32.56%
Total Common Stocks (identified cost $1,526,234,820)		$2,075,489,586

Options — 0.00%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	2,898	$634	0.00%
		$634	0.00%
Total Options (identified cost $0)		$634

Warrants — 0.00%

Security	Shares	Value	Percentage of Net Assets
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$23,979	0.00%
Total Warrants (identified cost $0)		$23,979

Affiliated Investment — 3.35%

Security	Value	Percentage of Net Assets
Investment in Cash Management Portfolio, 4,72% (5)	$73,425,035	3.35%
Total Affiliated Investment (at amortized cost, $73,425,035)	$73,425,035
Total Investments (identified cost $1,599,659,856)	$2,148,939,234	98.06%
Other Assets, Less Liabilities	$42,468,851	1.94%
Net Assets	$2,191,408,085	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.
(5)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,600,905,334
Gross unrealized appreciation	$657,828,276
Gross unrealized depreciation	(109,794,376)
Net unrealized appreciation	$548,033,900

Restricted Security

At November 30, 2006, the Portfolio owned the following security (representing 0.06% of net assets) which was restricted as to resale until December 28, 2006, pursuant to the terms of acquisition of Predix Pharmaceuticals Holdings, Inc. (Predix). The Fund held various registration rights and preferred securities of Predix, which was acquired by EPIX Pharmaceuticals, Inc., in an exchange for common stock on August 16, 2006. The fair value of this security is based on methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

Description	Date of Acquisition †	Shares/Face	Cost	Fair Value
Common Stock
EPIX Pharmaceuticals, Inc.	10/24/06	286,420	$3,047,657	$1,319,263

†       Cost represented was the cost to acquire Predix at various times between 8/12/03 and 8/6/04.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	January 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	January 15, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	January 15, 2007